Related Party Transactions (Details)		12 Months Ended
	Jul. 06, 2023 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Related Party Transaction [Line Items]
Repayment of related party				¥ 30,000,000
Received capital amount					¥ 30,000,180
Related Party [Member]
Related Party Transaction [Line Items]
Repayment of related party	¥ 30,000,000
Mrs. Zhang Pingting [Member]
Related Party Transaction [Line Items]
Received capital amount	30,000,000
Mr. Zhan Jie [Member]
Related Party Transaction [Line Items]
Received capital amount	¥ 30,000,000